Responsibilities and Commitments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Carbon Neutral Operations Achievement Plan One	50% reduction in net carbon emissions by 2040 from a 2018 baseline
Carbon Neutral Operations Achievement Plan Two	100% energy from renewable sources by 2030
Carbon Neutral Operations Achievement PlanThree	Begin using Sustainable Aviation Fuel (SAF) by 2021
Carbon Neutral Operations Achievement Plan Four	Carbon neutral growth from 2022 (2021 baseline)
Net Zero Carbon Emission Operation Plan One	Developing products, services, and disruptive sustainable technologies such as electrification, hybrid, SAF and other innovative energy alternatives
Net Zero Carbon Emission Operation Plan Two	Working together with suppliers to make our current aircraft compatible with the use of 100% SAF
Net Zero Carbon Emission Operation Plan three	Actively working with the supply chain to expand the global SAF production scale
Net Zero Carbon Emission Operation Plan Four	Continuously improving the efficiency of our current portfolio
Net Zero Carbon Emission Operation Plan Five	Launch zero-emission eVTOL aircraft by 2026.
Financial guarantee contracts [member] | Commercial Aviation [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Insured Amount To Cover Substantial Damage To Assets And Loss Of Earnings	$ 7,000.0
total exposure	0.0	$ 183.3
Payment of financial and residual value guarantees	49.5
Financial Guarantee And Residual Value Guarantees	18.7
Current Financial Guarantee And Residual Value Guarantees	$ 15.8